Regulatory Capital (Narrative) (Details)	Jul. 31, 2026
First Of November Two Thousand And Twenty Three [Member]
Disclosure Of Regulatory Capital [Line Items]
Domestic stability buffer	(3.00%)
Base III [Member]
Disclosure Of Regulatory Capital [Line Items]
CET1 target ratio	11.00%
Tier1 Target Ratio	12.50%
Total capital target ratio	14.50%
Target total loss absorbing capacity leverage ratio	24.50%
D-SIB surcharge percentage	1.00%
G-SIB surcharge percentage	1.00%
Domestic systemically important banks addition leverage ratio	0.50%
Minimum leverage ratio	3.50%
Target total loss absorbing capacity leverage ratio supervisory target	7.25%